Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 206.6	SFr 142.1	SFr 87.3
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	57.1	40.0	28.7
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 7.7	SFr 6.4	SFr 2.7